Income Taxes - Income tax rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Income tax rate	25.00%	25.00%	25.00%
Hong Kong
Income taxes
Income tax rate	16.50%
Hong Kong | first HK$2 million
Income taxes
Income tax rate	8.25%
Hong Kong | in excess of HK$2 million
Income taxes
Income tax rate	16.50%
PRC
Income taxes
Enterprise income tax rate	25.00%
Preferential tax rate as High and New Technology Enterprises	15.00%